Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
GigaGen Inc.
Business Combinations
Disclosure of detailed information about business combination

	Thousandss of	Thousandss of
	Euros	US Dollars
Consideration paid
First repurchase of non-controlling interests	38,201	46,203
Second repurchase of non-controlling interests (discounted amount)	35,227	42,608
Total consideration paid	73,428	88,811

Fair value of the previous investment in the company	50,792	61,434

Fair value of net assets acquired	18,760	22,691
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	105,460	127,554

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair value
	Thousandss of	Thousands of
	Euros	US Dollars
Development costs in progress (note 8)	24,027	29,061
Property, plant and equipment (note 8)	1,168	1,413
Non-current financial assets	151	183
Trade and other receivables	56	68
Other current assets	2,368	2,864
Cash and cash equivalents	12,389	14,985

Total assets	40,159	48,574
Non current liabilities	(17,792)	(21,520)
Current liabilities	(3,607)	(4,363)
Total liabilities and contingent liabilities	(21,399)	(25,883)
Total net assets identified	18,760	22,691

BPL Plasma, Inc.
Business Combinations
Disclosure of detailed information about business combination

	Thousands of Euros	Thousands of US Dollars
Consideration paid
First payment performed	9,921	12,000
Cash paid at the transaction closing date	308,016	372,548
Total consideration paid	317,937	384,548
Fair value of net assets acquired	15,039	18,190
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	302,898	366,358

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair value
	Thousands of Euros	Thousands of US Dollars
Property, plant and equipment (note 10)	14,406	17,424
Non-current financial assets	85	103
Inventories	557	674
Total assets	15,048	18,201
Current liabilities	(9)	(11)
Total liabilities and contingent liabilities	(9)	(11)
Total net assets identified	15,039	18,190

Acquisition of plasma centers from Kedplasma, LLC
Business Combinations
Disclosure of detailed information about business combination

	Thousands of Euros	Thousands of US Dollars
Consideration paid Cash paid	45,638	55,200
Total consideration paid	45,638	55,200
Fair value of net assets acquired	2,692	3,256
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	42,946	51,944

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair value
	Thousands of Euros	Thousands of US Dollars
Property, plant and equipment (note 10)	2,448	2,961
Inventories	244	295
Total assets	2,692	3,256
Total net assets identified	2,692	3,256

Plasma Donor Centers
Business Combinations
Disclosure of detailed information about business combination

Thousands of Euros

Cost of the business combination
Payment in cash	20,500
Total business combination cost	20,500
Fair value of net assets acquired	1,620
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	18,880

Interstated Blood Bank, Inc. Group
Business Combinations
Disclosure of detailed information about business combination

	Thousands of Euros	Thousands of US Dollars
Consideration paid
Cash paid	88,984	100,000
Total consideration paid	88,984	100,000

Fair value of the previous investment in the company	94,126	105,779
Fair value of the call option	8,898	10,000

Fair value of net assets acquired	19,345	21,744
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	172,663	194,035

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair value
	Thousands of Euros	Thousands of US Dollars

Intangible assets (note 8)	77	87
Property, plant and equipment (note 10)	23,724	26,661
Inventories	10,271	11,543
Trade and other receivables	12,080	13,575
Other current assets	2,015	2,265
Cash and cash equivalents	1,961	2,204
Total assets	50,128	56,335

Non-current liabilities	(10,233)	(11,500)
Current liabilities	(20,550)	(23,091)
Total liabilities and contingent liabilities	(30,783)	(34,591)
Total net assets acquired	19,345	21,744

Plasmavita Healthcare
Business Combinations
Disclosure of detailed information about business combination

Thousands of Euros
Consideration paid
Cash paid	10,000
Total consideration paid	10,000
Fair value of the previous investment in the company	10,674
Fair value of net assets acquired	21,374
Minority interest	(10,687)
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	9,987

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

Fair Value
Thousand of Euros
Intangible assets (note 8)	177
Rights of use (note 9)	7,856
Property, plant and equipment (note 10)	6,506
Investment in group companies	9,548
Non-current financial assets	5,017
Inventories	1,114
Trade and other receivables	811
Other current assets	333
Cash and cash equivalents	359
Total assets	31,721
Deferred tax liabilities	(1,364)
Other non current liabilites	(7,575)
Current liabilities	(1,408)
Total liabilities and contingent liabilities	(10,347)
Total net assets acquired	21,374

Alkahest, Inc.
Business Combinations
Disclosure of detailed information about business combination

		Thousand of US
	Thousand of Euros	Dollars
Cost of the business combination
First repurchase of non-controlling interests	18,797	22,235
Second repurchase of non-controlling interests (discounted amount)	104,628	123,765
Total business combination cost	123,425	146,000

Fair value of the previous investment in the company	91,023	107,671
Fair value of net assets acquired	140,076	165,696
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	74,372	87,975

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair Value
		Thousand of
	Thousand of Euros	US Dollars
Other Intangible Assets (note 8)	265,617	314,198
Property, plant and equipement (note 10)	4,970	5,879
Other non current assets	178	210
Trade and other reeceivables	2,552	3,019
Other current assets	1,610	1,904
Cash and cash equivalents	7,563	8,946
Total assets	282,489	334,156
Non-current financial liabilities	(42,269)	(50,000)
Deferred tax liability	(74,372)	(87,975)
Other non-current liabilities	(19,644)	(23,237)
Trade and other payables	(1,863)	(2,204)
Other current liabilities	(4,264)	(5,044)
Total Liabilities	(142,413)	(168,460)
Fair value of net assets acquired	140,076	165,696

Green Cross
Business Combinations
Disclosure of detailed information about business combination

		Thousands of US
	Thousands of Euros	Dollars
Consideration paid
Cash paid	387,917	457,160
Total consideration paid	387,917	457,160
Fair value of net assets acquired	194,227	228,897
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	193,690	228,263

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair Value
	Thousand of Euros	Thousand of US Dollars
Other Intangible Assets	2,877	3,390
Rights of Use	11,642	13,720
Property, plant and equipement	158,148	186,377
Deferred tax assets	33,081	38,986
Other non current assets	122	144
Inventories	2,999	3,534
Trade and other reeceivables	3,484	4,106
Other current assets	943	1,111
Cash and cash equivalents	6,053	7,133
Total assets	219,349	258,501
Non-current financial liabilities	(13,150)	(15,497)
Current financial liabilities	(797)	(939)
Trade and other payables	(11,175)	(13,168)
Total Liabilities	(25,122)	(29,604)
Fair value of net assets acquired	194,227	228,897